Acquisition costs and other expenditure - Share-based payment expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payment expense charged to the income statement
Share-based compensation expense	$ 171	$ 181	$ 191
Share-based compensation expense accounted for as equity-settled	166	181	$ 191
Liabilities relating to awards which are settled in cash	$ 32	$ 0